EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2024
EXPENSES BY NATURE
EXPENSES BY NATURE

22.  EXPENSES BY NATURE

The following table presents GFL’s expenses by nature for the periods indicated:

	Year ended December 31,
	2024	2023
Employee benefits	$2,405.2	$2,302.2
Transfer and disposal costs	1,442.9	1,465.1
Interest and other finance costs	674.9	627.2
Depreciation of property and equipment	1,126.7	1,004.4
Amortization of intangible assets	441.1	485.3
Other expenses	940.7	843.9
Transaction costs	53.2	78.4
Founder/CEO Remuneration	26.8	—
Acquisition, rebranding and other integration costs	6.4	15.3
Maintenance and repairs	525.0	525.9
Fuel costs	332.8	374.7
Loss (gain) on foreign exchange	292.0	(72.9)
Share-based payments	104.7	124.8
Gain on sale of property and equipment	(2.2)	(13.1)
Loss (gain) on divestitures	481.8	(580.5)
Mark-to-market loss on Purchase Contracts	—	104.3
Other	(27.0)	(23.2)
Total expenses by nature	$8,825.0	$7,261.8